Unaudited Condensed Consolidated Interim Statements of Financial Position $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Non-current assets
Intangible assets	$ 93	$ 100
Deferred tax assets		262
Property and equipment, net	5,174	221
Government grants receivable		194
Leasehold deposits	191	238
Total non-current assets	5,458	1,015
Current assets
Prepayments and other receivables	1,138	1,553
Deferred offering costs		1,729
Government grants receivable	563	418
Tax receivables	838	1,416
Cash and cash equivalents	32,166	5,834
Total current assets	34,705	10,950
TOTAL ASSETS	40,163	11,965
EQUITY AND LIABILITIES
Share capital	3,755	2,648
Other reserves	79,114	31,669
Accumulated deficit	(50,432)	(27,279)
Total equity	32,437	7,038
Non-current liabilities
Lease liabilities, non-current	2,206
Loan from lessor, non-current	1,044
Provisions	153
Total non-current liabilities	3,403
Current liabilities
Lease liabilities	314	20
Loan from lessor, current	126
Trade payables	2,848	3,673
Other payables	1,035	1,234
Total current liabilities	4,323	4,927
Total liabilities	7,726	4,927
TOTAL EQUITY AND LIABILITIES	$ 40,163	$ 11,965